Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Taxes
Current income tax expense	$ 53,402	$ 41,223	$ 28,248
Deferred tax expense (recovery)	(5,042)	(5,978)	3,244
Income tax expense	48,360	35,245	31,492
Canada
Income Taxes
Current income tax expense	22,282	16,376	9,673
Deferred tax expense (recovery)	(3,875)	(2,369)	5,059
United States
Income Taxes
Current income tax expense	18,020	16,532	13,085
Deferred tax expense (recovery)	585	(5,060)	(1,888)
Other countries
Income Taxes
Current income tax expense	13,100	8,315	5,490
Deferred tax expense (recovery)	$ (1,752)	$ 1,451	$ 73